Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in Shares)	8,327,076	4,857,476	1,445,979
Common stock, shares outstanding (in Shares)	8,323,609	4,854,009	1,442,512
Treasury stock (in Shares)	3,467	3,467	3,467
Series A Convertible Preferred Stock
Preferred stock, shares issued (in Shares)		0	9,000
Preferred stock, shares outstanding (in Shares)		0	9,000
Series B Convertible Preferred Stock
Preferred stock, shares issued (in Shares)		0	11,000
Preferred stock, shares outstanding (in Shares)		0	11,000
Series C Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000
Preferred stock, shares issued (in Shares)	3,077	3,800	3,500
Preferred stock, shares outstanding (in Shares)	3,077	3,800	3,500
Preferred stock, liquidation preference	$ 5,000	$ 3,800
Series D Convertible Preferred Stock
Preferred stock, shares issued (in Shares)	5,000	5,000	0
Preferred stock, shares outstanding (in Shares)	5,000	5,000	0
Preferred stock, liquidation preference	$ 3,077	$ 5,000
Series E Convertible Preferred Stock
Preferred stock, shares issued (in Shares)	19,500	19,500	0
Preferred stock, shares outstanding (in Shares)	19,500	19,500	0
Preferred stock, liquidation preference	$ 19,500	$ 19,500